Consolidated Statements of Changes in Stockholders’ Equity Deficit (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Apr. 16, 2020
Balance (in Shares) at Apr. 16, 2020
Balance at Dec. 31, 2020			$ 863		24,137	(1,294)	23,706
Balance (in Shares) at Dec. 31, 2020	[1],[2]		8,625,000
Issuance of Class B common stock to Sponsor			$ 863		24,137		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[2]		8,625,000
Net loss						(1,294)	(1,294)
Balance at Mar. 31, 2021		$ 70	$ 750			(12,262,557)	(12,261,737)
Balance (in Shares) at Mar. 31, 2021		700,000	7,500,000	[1]
Sale of Class A common stock to Sponsor in private placement		$ 70			6,782,493		6,782,563
Sale of Class A common stock to Sponsor in private placement (in Shares)		700,000		[1]
Forfeiture of Class B common stock by Sponsor at $0.0001 par value			$ (113)		113
Forfeiture of Class B common stock by Sponsor at $0.0001 par value (in Shares)	[1]		(1,125,000)
Accretion for redeemable shares of Class A common stock to redemption value					(6,806,743)	(9,088,013)	(15,894,756)
Net loss						(3,173,250)	(3,173,250)
Balance at Dec. 31, 2020			$ 863		24,137	(1,294)	23,706
Balance (in Shares) at Dec. 31, 2020	[1],[2]		8,625,000
Balance at Dec. 31, 2021		$ 70	$ 750		160,975	(26,997,458)	(26,835,663)
Balance (in Shares) at Dec. 31, 2021		700,000	7,500,000
Sale of Class A common stock to Sponsor in private placement		$ 70			6,782,493		6,782,563
Sale of Class A common stock to Sponsor in private placement (in Shares)		700,000		[2]
Forfeiture of Class B common stock by Sponsor at $0.0001 par value			$ (113)		113
Forfeiture of Class B common stock by Sponsor at $0.0001 par value (in Shares)	[2]		(1,125,000)
Accretion for redeemable shares of Class A common stock to redemption value					(6,806,743)	(9,088,013)	(15,894,756)
Stock-based compensation					160,975		160,975
Net loss						(17,908,151)	(17,908,151)
Balance at Mar. 31, 2022		$ 70	$ 750		175,610	(37,093,876)	(36,917,446)
Balance (in Shares) at Mar. 31, 2022		700,000	7,500,000
Stock-based compensation					14,635		14,635
Net loss						$ (10,096,418)	$ (10,096,418)

[1]	This number has been retroactively adjusted to reflect the cancellation of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).
[2]	This number has been retroactively adjusted to reflect the cancellations of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).